Business Segment Information (Schedule Of Capital Expenditures) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Segment Reporting Information [Line Items]
Payments to Acquire Productive Assets, Total	$ 13,862	$ 10,799	$ 11,315
Filtration [Member]
Segment Reporting Information [Line Items]
Payments to Acquire Productive Assets, Total	6,600	4,400	3,300
Test [Member]
Segment Reporting Information [Line Items]
Payments to Acquire Productive Assets, Total	3,200	2,200	1,500
USG [Member]
Segment Reporting Information [Line Items]
Payments to Acquire Productive Assets, Total	3,900	3,600	6,500
Corporate [Member]
Segment Reporting Information [Line Items]
Payments to Acquire Productive Assets, Total	$ 200	$ 600	$ 0